As filed with the Securities and Exchange Commission on June 7, 2012.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 153	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating June 18, 2012 as the new effective date for the previously filed Post-Effective Amendment No. 145 under Rule 485(a) under the 1933 Act and Amendment No. 146 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust I (the “Trust”). This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 145 under the 1933 Act and Amendment No. 146 under the 1940 Act to the Trust’s Registration Statement filed on March 23, 2012.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Risk Allocation Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 7th day of June, 2012.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	June 7, 2012
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	June 7, 2012
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	June 7, 2012
Joseph F. DiMaria	(Principal Accounting Officer)

Rodman L. Drake*	Trustee	June 7, 2012
Rodman L. Drake

Douglas A. Hacker*	Trustee	June 7, 2012
Douglas A. Hacker

Janet Langford Kelly*	Trustee	June 7, 2012
Janet Langford Kelly

Nancy T. Lukitsh*	Trustee	June 7, 2012
Nancy T. Lukitsh

William E. Mayer*	Trustee	June 7, 2012
William E. Mayer

David M. Moffett*	Trustee	June 7, 2012
David M. Moffett

Charles R. Nelson*	Trustee	June 7, 2012
Charles R. Nelson

John J. Neuhauser*	Trustee	June 7, 2012
John J. Neuhauser

Patrick J. Simpson*	Trustee	June 7, 2012
Patrick J. Simpson

William F. Truscott*	Trustee	June 7, 2012
William F. Truscott

Anne-Lee Verville*	Trustee	June 7, 2012
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact June 7, 2012

**

Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, and incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 14, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 19, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.